Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
General and administrative expenses	$ 4,491,706	$ 397,200
Amortization expenses	11,675	12,648
Franchise tax expenses	225	225
Loss from operations	(4,503,606)	(410,073)
Other income (expenses):
Interest expense on notes payable to related parties	(30,246)	(27,041)
Interest income earned from operating cash	91	107
Total other expenses	(30,155)	(26,934)
Net loss	$ (4,533,761)	$ (437,007)
Class A Common Stock
Other income (expenses):
Basic weighted average common stock outstanding (in Shares)	1,956,836	920,538
Diluted weighted average common stock outstanding (in Shares)	1,956,836	920,538
Basic net loss per common stock (in Dollars per share)	$ (2.29)	$ (0.47)
Diluted net loss per common stock (in Dollars per share)	$ (2.29)	$ (0.47)
Class B Common Stock
Other income (expenses):
Basic weighted average common stock outstanding (in Shares)	20,513
Diluted weighted average common stock outstanding (in Shares)	20,513
Basic net loss per common stock (in Dollars per share)	$ (2.29)
Diluted net loss per common stock (in Dollars per share)	$ (2.29)